SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-For-Sale Securities
Amortized Cost	$ 403,403	$ 346,892
Gross Unrealized Gains	1,901	1,547
Gross Unrealized Losses	7,418	18,725
Fair Value	397,886	329,714
Held-to-maturity securities
Amortized Cost	21,985	27,839
Fair Value	22,263	28,595
US Government Agencies Debt Securities [Member]
Available-For-Sale Securities
Amortized Cost	162,289	112,863
Gross Unrealized Gains	50
Gross Unrealized Losses	3,085	7,791
Fair Value	159,254	105,072
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-For-Sale Securities
Amortized Cost	172,035	168,045
Gross Unrealized Gains	64	27
Gross Unrealized Losses	4,129	10,649
Fair Value	167,970	157,423
US States and Political Subdivisions Debt Securities [Member]
Available-For-Sale Securities
Amortized Cost	51,374	45,237
Gross Unrealized Gains	1,658	1,240
Gross Unrealized Losses	150	140
Fair Value	52,882	46,337
Held-to-maturity securities
Amortized Cost	21,985	27,839
Gross Unrealized Gains	278	756
Gross Unrealized Losses
Fair Value	22,263	28,595
Corporate Debt Securities [Member]
Available-For-Sale Securities
Amortized Cost	17,705	20,747
Gross Unrealized Gains	129	280
Gross Unrealized Losses	54	145
Fair Value	$ 17,780	$ 20,882